INCOME TAX	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
INCOME TAX
NOTE 4:	INCOME TAX

a.	Details regarding the tax environment of the Israeli company:

1)	Corporate tax rate

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate of 23% in the years 2022, 2021 and 2020.

2)	Benefits under the Law for the Encouragement of Capital Investments

The Investment Law provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the “Preferred Enterprise” status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which the Encouragement Law was also amended (hereinafter: “the Amendment”). The Amendment added new tax benefit tracks for a “preferred technological enterprise” and a “special preferred technological enterprise” that awards reduced tax rates to a technological industrial enterprise for the purpose of encouraging activity relating to the development of qualifying intangible assets.

Preferred technological income that meets the conditions required in the law, will be subject to a reduced corporate tax rate of 12%, and if the preferred technological enterprise is located in Development Area A to a tax rate of 7.5%. The Amendment is effective as from January 1, 2017.

The Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is an Israeli resident company. A tax rate of 20% shall apply to a dividend distributed out of preferred income and preferred technological income, to an individual shareholder or foreign resident, subject to double taxation prevention treaties.

On May 16, 2017, the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) – 2017 (hereinafter: “the Regulations”), which provides rules for applying the “preferred technological enterprise” and “special preferred technological enterprise” tax benefit tracks including the Nexus formula that provides the mechanism for allocating the technological income eligible for the benefits.

The Company obtained tax rulings confirming that the Company is eligible for the Law for the Encouragement of Capital Investments. The tax rulings which were obtained applied for the years 2017-2021. The Company approached the Israeli Tax Authority, for the renewal of the tax ruling, regarding industrial enterprise and preferred technological enterprise, for the next five years.

b.	Details regarding the tax environment of the non-Israeli companies:

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence as reported in their statutory financial statement prepared under local accounting regulations.

(1)	US

Provisions enacted in the Tax Cuts and Jobs Act in 2017 related to the capitalization for tax purposes of research and experimental expenditures (“R&E”) became effective on January 1, 2022. These new R&E provisions require us to capitalize certain research and experimental expenditures and amortize them on the U.S. tax return over five or fifteen years, depending on where these costs are conducted. The tax expense in the U.S. would increase as a result, unless these provisions are modified through legislative processes in the future. The Company consider the effect of the new enacted act in the current year tax provision and the deferred tax asset.

As of the acquisition date of RhythmOne, RhythmOne had U.S. federal net operating loss carryforwards, or NOLs, of approximately USD 100.8 million, which will expire starting 2038. As of December 31, 2022, the NOLs are approximately USD 65.7 million (2021: USD 79.4 million).

As of the acquisition date of Amobee, Amobee had U.S. federal net operating loss carryforwards, or NOLs, and the Company estimates that approximately USD 315 million NOLs can be utilized over the next 53 years.

Additionally, for tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act limits the NOL deduction to 80% of taxable income, repeals carryback of all NOLs arising in a tax year ending after 2017 and permits indefinite carryforwards for all such NOLs. NOL’s arising in a tax year ending on or before 2017 can offset 100% of taxable income, are available for carryback, and expire 20 years after they arise. It should be noted that the Coronavirus Aid, Relief and Economic Security (“CARES”) Act suspended the 80% limitation for tax years 2018, 2019 and 2020 and allowed for a 5-year carryback for NOLs for tax years beginning after December 31, 2017, and before January 1, 2021.

Pursuant to Section 382 of the Internal Revenue Code, RhythmOne and Amobee underwent ownership changes for tax purposes (i.e., a change of more than 50% in stock ownership involving 5% shareholders) on April 2, 2019 and September 12, 2022, respectively. As a result, the use of the Company’s total US NOL carryforwards and tax credits generated prior to the ownership change is subject to annual use limitations under Section 382 and potentially also under section 383 of the Code and comparable state income tax laws. Starting from the acquisition date, Amobee is included in the US federal group tax return.

(2)	International

As of December 31, 2022, the NOLs are approximately USD 22.3 million (2021: USD 16.6 million).

c.	Composition of income tax benefit:

	Year ended December 31
	2022	2021	2020
	USD thousands

Current tax expense
Current year	14,378	7,220	3,022

Deferred tax expense (income)
Creation and reversal of temporary differences	5,310	(8,168)	(12,603)

Tax (benefit) expenses	19,688	(948)	(9,581)

The following are the domestic and foreign components of the Company’s income taxes (in thousands):

	Year ended December 31
	2022	2021	2020
	USD thousands

Domestic	5,766	4,995	1,661
US	11,578	(961)	(5,646)
International	2,344	(4,982)	(5,596)

Tax (benefit) expenses	19,688	(948)	(9,581)

d.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	Year ended December 31
	2022	2021	2020
	USD thousands

Profit (Loss) before taxes on income	42,425	72,275	(7,442)

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	9,758	16,623	(1,712)

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	11,642	(3,364)	(2,509)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(654)	-	-
Effect of reduced tax rate on preferred income and differences in previous tax assessments	(4,625)	(7,226)	170
Utilization of tax losses from prior years for which deferred taxes were not created	(2,539)	(1,117)	(5,887)
Effect on deferred taxes at a rate different from the primary tax rate	2,697	(3,329)	(768)
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(1,104)	(4,586)	-
Recognition in temporary differences for which deferred taxes are not recognized	35	-	-
Foreign tax rate differential	4,478	2,051	1,125

Tax (benefit) expenses	19,688	(948)	(9,581)

Effective income tax rate	46%	(1)%	129%

(*)	including non- deductible share-based compensation expenses.

e.	Deferred tax assets and liabilities:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2021	(17,035)	9,239	14,145	4,456	3,724	1,225	15,754
Business combinations	(1,962)	-	458	-	-	-	(1,504)
Changes recognized in profit or Loss	13,310	3,861	(4,714)	(3,117)	(623)	(549)	8,168
Changes recognized in equity	100	(1,026)	(54)	1,600	(2)	-	618
Balance of deferred tax asset (liability) as of December 31, 2021	(5,587)	12,074	9,835	2,939	3,099	676	23,036

Business combinations	(11,313)	1,502	7,857	1,322	973	2,158	2,499
Changes recognized in profit or Loss	5,019	(2,927)	(2,486)	(2,590)	(1,332)	(1,249)	(5,565)
Effect of change in tax rate	-	14	237	-	-	4	255
Changes recognized in equity	187	(3,417)	(24)	22	11	(5)	(3,226)
Balance of deferred tax asset (liability) as of December 31, 2022	(11,694)	7,246	15,419	1,693	2,751	1,584	16,999

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets.

As of December 31, 2022, and 2021, the Company has gross unrecognized tax benefits of approximately USD 7,188 thousand and USD 4,370 thousand, respectively. The Company classifies liabilities for unrecognized tax benefits in Current tax liabilities.

f.	Tax assessment:

The Company considers tax year 2017 and the US federal group tax year 2018 as close for tax assessment.